Stock Based Compensation Plans: (Details Text)	3 Months Ended
	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares
Stock Based Compensation Plansdetails Text [Abstract]
Maximum number of options available under the plan | shares	7,550,000
Options available for grant | shares	1,519,500
Maximum term of options	10 years
Options granted during the period | shares	0	100,000
Proceeds to company from option exercises | $	$ 4,100,000
Non-cash compensation expense | $	$ 8,180	$ 59,321
Weighted average fair value of options granted | $ / shares		$ 0.87
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units | $	$ 7,700,000